                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [   ]; Amendment Number:
                                                ----------
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 220
             Baltimore, Maryland  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner       Baltimore, Maryland       August 14, 2000
           ------------------       -------------------       ---------------
               [Signature]              [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           -----------------------------

Form 13F Information Table Entry Total:    55
                                           ------------------------------

Form 13F Information Table Value Total:    $695,800
                                           ------------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2      COLUMN 3     COLUMN 4            COLUMN 5               COLUMN 6         COLUMN 7
---------------------  --------     ----------    --------     -----------------------      ----------        --------
                       TITLE OF                    VALUE       SHRS OR     SH/    PUT/      INVESTMENT         OTHER
   NAME OF ISSUER       CLASS         CUSIP       (x$1000)     PRN AMT     PRN    CALL      DISCRETION        MANAGERS
---------------------  --------     ----------    --------     -----------------------      ----------        --------
Abbott Labs             Common       002824100      19,134       431,190     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

Alcatel Asthom          Common       013904305      20,113       302,446     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

AHT Corporation         Common       00756H108         733       366,300     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

Alcoa Inc.              Common       013817101      30,699     1,058,600     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

American Wireless       Common       001957406       7,527       270,000     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

Applied Materials       Common       038222105       9,534       105,198     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

Arvin Industries        Common       043339100       5,360       308,500     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

AsiaContent.com         Common       G05354108         210        55,000     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

BP AMOCO                Common       055622104      17,390       307,100     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

Bush Boake Allen        Common       123162109       5,928       135,500     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

Caremark RX, Inc.       Common       141705103      43,603     6,400,500     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

Castle & Cooke          Common       148433105         579        30,000     SH                SOLE
------------------------------------------------------------------------------------------------------------------------

Central Newspapers      Common       154647101      52,245       826,000     SH                SOLE
------------------------------------------------------------------------------------------------------------------------


      COLUMN 1                            COLUMN 8
---------------------        -------------------------------
                                      VOTING AUTHORITY
   NAME OF ISSUER             SOLE       SHARED        NONE
---------------------        -------------------------------
Abbott Labs                   SOLE
------------------------------------------------------------

Alcatel Asthom                SOLE
------------------------------------------------------------

AHT Corporation               SOLE
------------------------------------------------------------

Alcoa Inc.                    SOLE
------------------------------------------------------------

American Wireless             SOLE
------------------------------------------------------------

Applied Materials             SOLE
------------------------------------------------------------

Arvin Industries              SOLE
------------------------------------------------------------

AsiaContent.com               SOLE
------------------------------------------------------------

BP AMOCO                      SOLE
------------------------------------------------------------

Bush Boake Allen              SOLE
------------------------------------------------------------

Caremark RX, Inc.             SOLE
------------------------------------------------------------

Castle & Cooke                SOLE
------------------------------------------------------------

Central Newspapers            SOLE
------------------------------------------------------------

                           FORM 13F INFORMATION TABLE


      COLUMN 1         COLUMN 2      COLUMN 3     COLUMN 4             COLUMN 5               COLUMN 6         COLUMN 7
---------------------  --------     ----------    --------     ------------------------      ----------        --------
                       TITLE OF                    VALUE       SHRS OR      SH/    PUT/      INVESTMENT         OTHER
   NAME OF ISSUER       CLASS         CUSIP       (x$1000)     PRN AMT      PRN    CALL      DISCRETION        MANAGERS
---------------------  --------     ----------    --------     ------------------------      ----------        --------
CMGI, Inc.              Common      125750109        1,204        26,200     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Comsat Corp             Common      20564D107          962        40,920     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Computer Sciences       Common      205363104        3,017        40,400     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Corning Glass           Common      219350105       16,191        59,994     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Dynatech                Common      268140100        1,252        69,059     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Doubleclick, Inc.       Common      258609304        2,426        63,630     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Exxon Mobil Corp.       Common      30231G102        3,391        43,200     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Financial Sec Assur     Common      31769P100        1,510        19,900     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Fleet Fin. Warrants     Common      338915119        1,828        68,992     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Flextronics Int'l       Common      Y2573F102        7,000       101,905     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Gucci Group NV          Common      401566104        2,369        25,000     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Hannaford Bros Co       Common      410550107       77,352     1,076,200     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Hayes Lemmerz           Common      420781106          949        78,700     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Healthsouth Corp.       Common      421924101        1,256       174,800     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

International Paper     Common      460146103        2,185        73,297     SH               SOLE
------------------------------------------------------------------------------------------------------------------------


      COLUMN 1                              COLUMN 8
---------------------          -------------------------------
                                        VOTING AUTHORITY
   NAME OF ISSUER               SOLE       SHARED        NONE
---------------------          -------------------------------
CMGI, Inc.                      SOLE
------------------------------------------------------------

Comsat Corp                     SOLE
------------------------------------------------------------

Computer Sciences               SOLE
------------------------------------------------------------

Corning Glass                   SOLE
------------------------------------------------------------

Dynatech                        SOLE
------------------------------------------------------------

Doubleclick, Inc.               SOLE
------------------------------------------------------------

Exxon Mobil Corp.               SOLE
------------------------------------------------------------

Financial Sec Assur             SOLE
------------------------------------------------------------

Fleet Fin. Warrants             SOLE
------------------------------------------------------------

Flextronics Int'l               SOLE
------------------------------------------------------------

Gucci Group NV                  SOLE
------------------------------------------------------------

Hannaford Bros Co               SOLE
------------------------------------------------------------

Hayes Lemmerz                   SOLE
------------------------------------------------------------

Healthsouth Corp.               SOLE
------------------------------------------------------------

International Paper             SOLE
------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2      COLUMN 3     COLUMN 4            COLUMN 5               COLUMN 6         COLUMN 7
---------------------  --------     ----------    --------     -----------------------      ----------        --------
                       TITLE OF                    VALUE       SHRS OR     SH/    PUT/      INVESTMENT         OTHER
   NAME OF ISSUER       CLASS         CUSIP       (x$1000)     PRN AMT     PRN    CALL      DISCRETION        MANAGERS
---------------------  --------     ----------    --------     -----------------------      ----------        --------
Illinois Toolworks      Common      452308109      12,751       223,700     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Infinity Broadcasting   Common      456625102       3,803       104,375     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

J.C. Penney             Common      708160106         922        50,000     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Kansas City Southern    Common      485170104       8,869       100,000     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Mediaone                Common      58440J104      64,159       967,500     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Meritor Automotive      Common      59000G100         110        10,000     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Medimmune, Inc.         Common      584699102       5,763        78,210     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Microsoft, Inc.         Common      594918104      15,541       194,265     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Motorola                Common      620076109      27,819       953,127     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Nextlink Commu.         Common      65333H707      15,569       424,000     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Northern Telecom        Common      656569100      27,165       393,688     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

OPENTV Corp.            Common      G67543101         449        10,000     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Pharmacia Corp.         Common      716941109      14,549       281,483     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Pfizer Inc.             Common      717081103      24,256       505,325     SH                SOLE
----------------------------------------------------------------------------------------------------------------------

Psinet Inc.             Common      74437C101       1,264        50,300     SH                SOLE
----------------------------------------------------------------------------------------------------------------------


      COLUMN 1                           COLUMN 8
---------------------       -------------------------------
                                     VOTING AUTHORITY
   NAME OF ISSUER            SOLE       SHARED        NONE
---------------------       -------------------------------
Illinois Toolworks           SOLE
-----------------------------------------------------------

Infinity Broadcasting        SOLE
-----------------------------------------------------------

J.C. Penney                  SOLE
-----------------------------------------------------------

Kansas City Southern         SOLE
-----------------------------------------------------------

Mediaone                     SOLE
-----------------------------------------------------------

Meritor Automotive           SOLE
-----------------------------------------------------------

Medimmune, Inc.              SOLE
-----------------------------------------------------------

Microsoft, Inc.              SOLE
-----------------------------------------------------------

Motorola                     SOLE
-----------------------------------------------------------

Nextlink Commu.              SOLE
-----------------------------------------------------------

Northern Telecom             SOLE
-----------------------------------------------------------

OPENTV Corp.                 SOLE
-----------------------------------------------------------

Pharmacia Corp.              SOLE
-----------------------------------------------------------

Pfizer Inc.                  SOLE
-----------------------------------------------------------

Psinet Inc.                  SOLE
-----------------------------------------------------------

                           FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2      COLUMN 3     COLUMN 4            COLUMN 5               COLUMN 6         COLUMN 7
---------------------  --------     ----------    --------     -----------------------      ----------        --------
                       TITLE OF                    VALUE       SHRS OR     SH/    PUT/      INVESTMENT         OTHER
   NAME OF ISSUER       CLASS         CUSIP       (x$1000)     PRN AMT     PRN    CALL      DISCRETION        MANAGERS
---------------------  --------     ----------    --------     -----------------------      ----------        --------
Qwest Int'l             Common       749121109      59,788     1,203,280     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Qwest Int'l             Common       749121109      36,525       730,500     SH   PUT         SOLE
------------------------------------------------------------------------------------------------------------------------

Qwest Int'l             Common       749121109       3,402        68,468     SH   CALL        SOLE
------------------------------------------------------------------------------------------------------------------------

SFX Entertainment       Common       784178105       2,266        50,000     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Spyglass, Inc.          Common       852192103       4,246       135,600     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Scottish Power          Common       81013T705         440        13,158     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Shire Pharmaceuticals   Common       82481R106       5,333       102,800     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Solectron Corp.         Common       834182107       5,469       130,600     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Thermadyne Holdings     Common       883435208         403        26,004     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

United Wtr Res Inc      Common       913190104       6,808       195,200     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Viacom Inc. CLB         Common       925524308      11,312       165,900     SH               SOLE
------------------------------------------------------------------------------------------------------------------------

Voicestream Wireless    Common       928615103         872         7,441     SH               SOLE
------------------------------------------------------------------------------------------------------------------------


      COLUMN 1                            COLUMN 8
---------------------        -------------------------------
                                      VOTING AUTHORITY
   NAME OF ISSUER             SOLE       SHARED       NONE
---------------------        -------------------------------
Qwest Int'l                   SOLE
------------------------------------------------------------

Qwest Int'l                                           NONE
------------------------------------------------------------

Qwest Int'l                                           NONE
------------------------------------------------------------

SFX Entertainment             SOLE
------------------------------------------------------------

Spyglass, Inc.                SOLE
------------------------------------------------------------

Scottish Power                SOLE
------------------------------------------------------------

Shire Pharmaceuticals         SOLE
------------------------------------------------------------

Solectron Corp.               SOLE
------------------------------------------------------------

Thermadyne Holdings           SOLE
------------------------------------------------------------

United Wtr Res Inc            SOLE
------------------------------------------------------------

Viacom Inc. CLB               SOLE
------------------------------------------------------------

Voicestream Wireless          SOLE
------------------------------------------------------------